Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Basic and Diluted Loss Per Share

Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2018	2019	2020
	Ordinary shares		Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	(138,161)	(174,443)	(105,403)	(16,154)	(177,942)	(27,271)
Denominator:
Weighted average number of shares outstanding—basic and diluted	97,550,502	397,153,121	228,284,218	228,284,218	385,389,358	385,389,358
	(1.42)	(0.44)	(0.46)	(0.07)	(0.46)	(0.07)